Parent Only Financial Information - Condensed Statements of Condition Parent Company Only (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Apr. 01, 2014	Mar. 31, 2014	Apr. 01, 2013	Mar. 31, 2013	Apr. 01, 2012	Mar. 31, 2012
ASSETS
Cash and due from banks	$ 12,579		$ 167,021
Interest-bearing deposits in other banks	36,729		25,560
Cash and Cash Equivalents	49,308	192,581	192,581	25,896	25,896	40,257
Securities available for sale, at fair value	18,314		3,599
Securities held to maturity, at cost	400,561		418,696
Loans receivable from Bank	644,559		587,578
Interest receivable	3,274		3,281
Other assets	5,376		6,003
Total Assets	1,186,924		1,265,990
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	5,110		4,969
Stock subscription deposits			154,345
Stockholders' equity	368,001		194,137		187,328		186,461
Total Liabilities and Stockholders' Equity	1,186,924		1,265,990
Clifton Company [Member]
ASSETS
Cash and due from banks	56,416		173,587
Interest-bearing deposits in other banks	17,052
Cash and Cash Equivalents	73,468		173,587		14,284		10,151
Securities available for sale, at fair value	16,342
Securities held to maturity, at cost	18,726		920
Loans receivable from Bank	13,338		4,231
Investment in subsidiary	245,954		169,758
Interest receivable	249		45
Other assets	72		63
Total Assets	368,149		348,604
LIABILITIES AND STOCKHOLDERS' EQUITY
Other liabilities	148		122
Stock subscription deposits			154,345
Stockholders' equity	368,001		194,137
Total Liabilities and Stockholders' Equity	$ 368,149		$ 348,604